United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas May 8, 2006
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1236    16330 SH       Sole                    16330
Acxiom Corp                    COM              005125109      238     9200 SH       Sole                     9200
Alltel Corp                    COM              020039103      921    14225 SH       Sole                    14225
Amgen Inc                      COM              031162100     1754    24107 SH       Sole                    24107
Anadarko Pete Corp             COM              032511107      283     2800 SH       Sole                     2800
Anheuser Busch Cos             COM              035229103      257     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1464    42300 SH       Sole                    42300
BP Amoco PLC ADR               COM              055622104      457     6636 SH       Sole                     6636
Bristol Myers Squibb           COM              110122108      296    12035 SH       Sole                    12035
Caremark Rx Inc                COM              141705103     1775    36088 SH       Sole                    36088
Carnival Corp                  COM              143658300      995    21000 SH       Sole                    21000
Caterpillar Inc                COM              149123101     1929    26866 SH       Sole                    26866
Cisco Systems Inc              COM              17275r102     1864    86027 SH       Sole                    86027
Citigroup Inc.                 COM              172967101     1578    33414 SH       Sole                    33414
Citizens Holding Co            COM              174715102     1113    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      653    15600 SH       Sole                    15600
EMC Corp.                      COM              268648102     1356    99452 SH       Sole                    99452
Electronic Arts                COM              285512109     1405    25675 SH       Sole                    25675
Exxon Mobil Corp               COM              302290101     1436    23603 SH       Sole                    23603
First Data Corp.               COM              319963104     1738    37130 SH       Sole                    37130
Flextronics Int'l              COM              y2573f102      765    73900 SH       Sole                    73900
General Electric Co.           COM              369604103     2846    81837 SH       Sole                    81837
International Business Machine COM              459200101     1899    23025 SH       Sole                    23025
Kohls Corp                     COM              500255104      673    12700 SH       Sole                    12700
L3 Communications              COM              502424104     1737    20250 SH       Sole                    20250
Lowes Cos Inc                  COM              548661107     1987    30837 SH       Sole                    30837
Medtronic Inc                  COM              585055106     1031    20319 SH       Sole                    20319
Microsoft Corp                 COM              594918104     1445    53110 SH       Sole                    53110
Norwood Abbey Limited          COM              019619664       23    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1286    93973 SH       Sole                    93973
Pepsico Inc                    COM              713448108     1211    20950 SH       Sole                    20950
Pfizer Inc                     COM              717081103     1522    61095 SH       Sole                    61095
Pitney Bowes Inc               COM              724479100      704    16400 SH       Sole                    16400
Quest Diagnostics Inc.         COM              74834L100     1774    34590 SH       Sole                    34590
Schlumberger Ltd               COM              806857108     2247    17750 SH       Sole                    17750
Scotts Companies               COM              810186106     1894    41400 SH       Sole                    41400
Tellabs Inc                    COM              879664100      379    23850 SH       Sole                    23850
Texas Instrs Inc               COM              882508104     1445    44493 SH       Sole                    44493
Tyco Intl LTD New              COM              902124106     1233    45862 SH       Sole                    45862
United Parcel Service          COM              911312106     1247    15710 SH       Sole                    15710
United Technologies            COM              913017109     2284    39392 SH       Sole                    39392
Wal Mart Stores Inc            COM              931142103     3699    78302 SH       Sole                    78302
Wyeth                          COM              983024100     1516    31250 SH       Sole                    31250
Zebra Technologies Corp Cl A   COM              989207105      244     5450 SH       Sole                     5450
Zimmer Holdings, Inc.          COM              98956p102      227     3360 SH       Sole                     3360
iShares Russell 1000 Index Fun IDX              464287598      330 4665.925 SH       Sole                 4665.925
iShares Russell 2000 Growth In IDX              464287648     1886 23660.000 SH      Sole                23660.000
iShares Russell 2000 Index Fun IDX              464287655     1760 23167.713 SH      Sole                23167.713
iShares S & P 500              IDX              464287200      530 4080.000 SH       Sole                 4080.000
ishares Dow Jones Select Divid IDX              464287168     2046 32625.000 SH      Sole                32625.000
ishares Dow Jones US Health Ca IDX              464287762      214 3350.000 SH       Sole                 3350.000
ishares EAFE Index             IDX              464287465      755 11622.956 SH      Sole                11622.956
ishares Russell 1000 Growth In IDX              464287614     1290 24463.000 SH      Sole                24463.000
ishares Russell Mid Cap Growth IDX              464287481      367 3625.000 SH       Sole                 3625.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 54

Form 13F Information Tablle Value Total: $67,245
List of Other Included Managers:
No.		13F File Number		Name